Schedule of Investments

July 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.1%)

Aerospace & Defense (1.7%)
General Dynamics	2,100	$476
Northrop Grumman	1,500	718
Lockheed Martin	1,000	414
Raytheon Technologies	4,800	447
Textron	7,000	460

		2,515

Agricultural Operations (0.7%)
Archer-Daniels-Midland	13,100	1,084

Agricultural Products (0.2%)
Ingredion	3,100	282

Air Freight & Logistics (0.9%)
FedEx	5,500	1,282

Aircraft (0.4%)
Delta Air Lines*	12,200	388
United Airlines Holdings*	3,900	143

		531

Alternative Carriers (0.3%)
Lumen Technologies	34,600	377

Apparel Retail (0.2%)
Foot Locker	10,100	287

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	2,900	783
Bank of New York Mellon	21,900	952
FS KKR Capital	12,100	262
State Street	7,900	561

		2,558

Automotive (2.2%)
BorgWarner	10,200	392
Ford Motor	76,100	1,118
General Motors*	33,000	1,197
Goodyear Tire & Rubber*	17,465	214
Lear	2,400	363

		3,284

Automotive Retail (0.6%)
AutoNation*	4,400	522
AutoZone*	200	428

		950

Banks (7.9%)
Bank of America	54,400	1,839
Citizens Financial Group	19,357	735
Fifth Third Bancorp	17,200	587
JPMorgan Chase	23,100	2,665
KeyCorp	29,800	545

LSV Conservative Value Equity Fund
	Shares	Value (000)
Banks (continued)
PNC Financial Services Group	5,700	$946
Regions Financial	29,900	633
Synovus Financial	8,200	331
Truist Financial	11,600	585
US Bancorp	9,300	439
Wells Fargo	46,700	2,049
Zions Bancorp	7,200	393

		11,747

Biotechnology (2.9%)
Amgen	4,200	1,039
Biogen*	2,900	624
Gilead Sciences	23,750	1,419
Regeneron Pharmaceuticals*	900	524
Vertex Pharmaceuticals*	2,500	701

		4,307

Broadcasting (0.9%)
Fox	15,500	513
Nexstar Media Group, Cl A	2,500	471
Paramount Global, Cl B	14,000	331

		1,315

Building & Construction (1.7%)
Builders FirstSource*	7,500	510
Masco	9,700	537
Owens Corning	5,800	538
PulteGroup	8,700	379
Toll Brothers	11,100	546

		2,510

Chemicals (2.2%)
Celanese, Cl A	3,800	447
Chemours	11,400	406
Dow	9,100	484
DuPont de Nemours	9,300	569
Eastman Chemical	4,700	451
Huntsman	11,400	330
LyondellBasell Industries, Cl A	7,200	642

		3,329

Commercial Services (0.1%)
Western Union	10,800	184

Commodity Chemicals (0.2%)
Tronox Holdings	20,000	312

Computer & Electronics Retail (0.3%)
Best Buy	5,600	431

Computers & Services (3.1%)
DXC Technology*	3,109	98

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
eBay	8,700	$423
Hewlett Packard Enterprise	54,100	770
HP	24,400	815
International Business Machines	10,100	1,321
NetApp	4,100	293
Oracle	8,000	623
Xerox Holdings	20,900	358

		4,701

Consumer Discretionary (0.8%)
Procter & Gamble	8,200	1,139

Consumer Finance (0.2%)
Synchrony Financial	10,800	362

Drug Retail (0.3%)
Walgreens Boots Alliance	12,100	479

Electric Utilities (0.9%)
Evergy	8,000	546
NextEra Energy	4,400	372
NRG Energy	12,200	460

		1,378

Electrical Components & Equipment (0.5%)
Acuity Brands	2,100	383
Energizer Holdings	14,000	413

		796

Electrical Services (1.4%)
Entergy	3,400	391
Portland General Electric	9,900	508
PPL	18,900	550
Vistra	22,300	577

		2,026

Fertilizers & Agricultural Chemicals (0.3%)
Mosaic	9,500	500

Financial Services (4.2%)
Ally Financial	10,200	337
Capital One Financial	7,900	868
Citigroup	22,300	1,157
Discover Financial Services	7,000	707
Goldman Sachs Group	4,800	1,600
Morgan Stanley	14,900	1,256
Navient	17,400	287

		6,212

Food Retail (0.4%)
Sprouts Farmers Market*	20,500	567

Food, Beverage & Tobacco (3.0%)
Altria Group	19,000	833

LSV Conservative Value Equity Fund
	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Conagra Brands	11,600	$397
JM Smucker	4,000	529
Kellogg	5,400	399
Molson Coors Beverage, Cl B	11,000	657
Philip Morris International	5,600	544
Pilgrim’s Pride*	12,200	383
Tyson Foods, Cl A	9,100	801

		4,543

Forest Products (0.6%)
Louisiana-Pacific	7,000	446
Weyerhaeuser	13,800	501

		947

Gas/Natural Gas (0.3%)
UGI	11,900	514

General Merchandise Stores (0.7%)
Target	6,300	1,029

Health Care Distributors (1.1%)
Cardinal Health	5,800	345
McKesson	3,600	1,230

		1,575

Health Care Equipment (0.6%)
Danaher	1,600	466
Medtronic	5,300	491

		957

Health Care Facilities (0.2%)
Universal Health Services, Cl B	2,200	247

Health Care REIT’s (0.5%)
Medical Properties Trust	22,800	393
Sabra Health Care REIT	25,700	396

		789

Health Care Services (3.9%)
Cigna	6,200	1,707
CVS Health	17,500	1,675
DaVita*	4,500	379
HCA Healthcare	5,400	1,147
Laboratory Corp of America Holdings	1,500	393
Quest Diagnostics	4,100	560

		5,861

Home Entertainment Software (0.3%)
Activision Blizzard	5,700	456

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Home Improvement Retail (0.3%)
Home Depot	1,500	$451

Homebuilding (1.0%)
DR Horton	8,100	632
Lennar, Cl A	11,000	935

		1,567

Homefurnishing Retail (0.1%)
Sleep Number*	2,200	99

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	2,300	398

Human Resource & Employment Services (0.2%)
ManpowerGroup	3,200	251

Industrial Conglomerates (0.2%)
General Electric	3,137	232

Industrial Machinery (0.6%)
Hillenbrand	7,000	323
Snap-on	2,500	560

		883

Insurance (4.6%)
Aflac	17,100	980
Allstate	6,700	784
American International Group	12,500	647
Chubb	3,400	641
Hartford Financial Services Group	12,400	800
Lincoln National	6,700	344
MetLife	16,100	1,018
Principal Financial Group	7,500	502
Prudential Financial	6,600	660
UnitedHealth Group	800	434

		6,810

Interactive Media & Services (2.0%)
Alphabet, Cl A*	6,000	698
Meta Platforms, Cl A*	14,300	2,275

		2,973

IT Consulting & Other Services (0.7%)
Amdocs	7,200	627
Cognizant Technology Solutions, Cl A	6,500	442
Kyndryl Holdings*	1,820	19

		1,088

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific	1,100	658

LSV Conservative Value Equity Fund
	Shares	Value (000)
Machinery (2.3%)
AGCO	3,900	$425
Allison Transmission Holdings	11,400	477
Cummins	4,600	1,018
Deere	800	275
Oshkosh	2,800	241
PACCAR	6,200	567
Parker-Hannifin	1,700	492

		3,495

Managed Health Care (0.3%)
Elevance Health	900	429

Media & Entertainment (0.9%)
Comcast, Cl A	28,900	1,084
TEGNA	15,800	331

		1,415

Metal & Glass Containers (0.2%)
Berry Global Group*	5,800	334

Mortgage REITs (0.3%)
Annaly Capital Management	26,400	182
Redwood Trust	39,200	339

		521

Motorcycle Manufacturers (0.2%)
Harley-Davidson	8,400	318

Movies & Entertainment (0.3%)
Warner Bros Discovery*	28,578	429

Multimedia (0.5%)
Walt Disney*	7,300	775

Multi-Sector Holdings (2.6%)
Berkshire Hathaway, Cl B*	12,700	3,818

Office Equipment (0.2%)
3M	2,400	344

Office REITs (0.3%)
Brandywine Realty Trust	34,700	324
Office Properties Income Trust	8,300	173

		497

Oil & Gas Exploration & Production (1.7%)
APA	14,300	531
Devon Energy	17,400	1,094
EOG Resources	8,200	912

		2,537

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Oil & Gas Refining & Marketing (0.2%)
HF Sinclair	6,220	$297

Packaged Foods & Meats (0.4%)
Kraft Heinz	17,300	637

Paper Packaging (0.7%)
International Paper	13,500	577
Westrock	9,600	407

		984

Paper Products (0.0%)
Sylvamo	863	34

Petroleum & Fuel Products (6.2%)
Chevron	15,800	2,587
ConocoPhillips	13,300	1,296
ExxonMobil	40,100	3,887
Marathon Petroleum	5,900	541
Phillips 66	3,200	285
Valero Energy	5,600	620

		9,216

Pharmaceuticals (8.0%)
AbbVie	3,000	430
Bristol-Myers Squibb	27,600	2,036
Jazz Pharmaceuticals*	1,800	281
Johnson & Johnson	22,800	3,979
Merck	25,200	2,251
Organon	1,250	40
Pfizer	58,800	2,970
Viatris, Cl W*	5,335	52

		12,039

Property & Casualty Insurance (0.6%)
Fidelity National Financial	11,500	460
First American Financial	6,300	365

		825

Real Estate (0.2%)
Spirit Realty Capital	5,000	222

Retail (2.2%)
Dick’s Sporting Goods	5,100	477
Kroger	18,000	836
Lowe’s	3,800	728
McDonald’s	1,700	448
Walmart	6,300	832

		3,321

Retail REIT’s (0.5%)
Brixmor Property Group	13,900	322
Simon Property Group	3,300	359

		681

LSV Conservative Value Equity Fund
	Shares	Value (000)
Semiconductors (0.3%)
Qorvo*	4,900	$510

Semi-Conductors/Instruments (3.4%)
Amkor Technology	20,700	418
Applied Materials	2,700	286
Diodes*	5,425	441
Intel	51,600	1,874
Micron Technology	20,100	1,243
QUALCOMM	5,300	769

		5,031

Specialized REITs (0.8%)
Iron Mountain	8,900	432
Omega Healthcare Investors	7,400	229
Uniti Group	51,600	514

		1,175

Steel & Steel Works (0.9%)
Nucor	5,800	787
Steel Dynamics	7,700	600

		1,387

Systems Software (0.3%)
VMware, Cl A	4,053	471

Technology Distributors (0.5%)
Arrow Electronics*	3,500	449
SYNNEX	3,500	351

		800

Technology Hardware, Storage & Peripherals (0.7%)
Dell Technologies, Cl C	12,900	581
Seagate Technology Holdings	5,600	448

		1,029

Telephones & Telecommunications (3.5%)
AT&T	89,200	1,675
Cisco Systems	25,500	1,157
Verizon Communications	50,700	2,342

		5,174

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	14,300	202
Radian Group	20,400	457

		659

Trucking (0.7%)
ArcBest	6,400	567

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Trucking (continued)
Werner Enterprises	11,900	$523

		1,090

TOTAL COMMON STOCK (Cost $132,218)		148,267

	Face Amount (000)
Repurchase Agreement (0.4%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $694 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $761, 0.750% - 1.875%, 04/30/2026 - 02/15/2032; total market value $707)	$693	693

TOTAL REPURCHASE AGREEMENT (Cost $693)		693

Total Investments – 99.5% (Cost $132,911)		$148,960

Percentages are based on Net Assets of $149,642 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$148,267	$—	$—	$148,267
Repurchase Agreement	—	693	—	693

Total Investments in Securities	$148,267	$693	$—	$148,960

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-3200